New Financial Accounting Standards (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Jan. 01, 2018
New Financial Accounting Standards (Textual)
Increase in deferred revenue		$ 142,027
New revenue accounting standard, description	The new revenue standard not taken effect, our revenues for the period would have been higher by $117,911 and deferred revenues lower by $117,911.